Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
Schedule of Consolidated Financial Statements

As of December 31, 2025, the accompanying consolidated financial statements reflect the activities of the Company and each of the following entities, including its WFOE and VIE:

No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
1	Shengfeng Holding Limited (“Shengfeng HK”)	Hong Kong	August 18, 2020	100%	Investment holding of Tianyu
2	Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “)	Fujian, the PRC	December 16, 2020	100%	Investment holding of Shengfeng VIE
3	Singularity Digital Technology Co., Ltd.	Cayman Islands	September 12, 2025	100%	Software and technology consulting
4	Shengfeng (Viet Nam) International Supply Chain CO., Ltd.	Vietnam	November 26, 2025	100%	Transportation and warehouse storage management service
	VIE and VIE’s subsidiaries:
5	Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”)	Fujian, the PRC	December 7, 2001	100%	Transportation and warehouse storage management service
6	Fuqing Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 15, 2011	100%	Transportation and warehouse storage management service
7	Xiamen Shengfeng Logistics Co., Ltd.	Fujian, the PRC	December 22, 2011	100%	Transportation and warehouse storage management service
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
8	Guangdong Shengfeng Logistics Co., Ltd.	Guangdong, the PRC	December 30, 2011	100%	Transportation and warehouse storage management service
9	Hainan Shengfeng Supply Chain Management Co., Ltd.	Hainan, the PRC	August 18, 2020	51%	Transportation and warehouse storage management service
10	Beijing Tianyushengfeng E-commerce Technology Co., Ltd.	Beijing, the PRC	January 9, 2004	100%	Transportation and warehouse storage management service
11	Beijing Shengfeng Supply Chain Management Co., Ltd.	Beijing, the PRC	April 13, 2016	100%	Transportation and warehouse storage management service
12	Shengfeng Logistics (Guizhou) Co., Ltd.	Guizhou, the PRC	August 15, 2017	100%	Transportation and warehouse storage management service
13	Shengfeng Logistics (Tianjin) Co., Ltd.	Tianjin, the PRC	March 8, 2016	100%	Transportation and warehouse storage management service
14	Shengfeng Logistics (Shandong) Co., Ltd.	Shandong, the PRC	March 15, 2016	100%	Transportation and warehouse storage management service
15	Shengfeng Logistics Hebei Co., Ltd.	Hebei, the PRC	February 17, 2016	100%	Transportation and warehouse storage management service
16	Shengfeng Logistics (Henan) Co., Ltd.	Henan, the PRC	March 28, 2016	100%	Transportation and warehouse storage management service
17	Shengfeng Logistics (Liaoning) Co., Ltd.	Liaoning, the PRC	March 2, 2016	100%	Transportation and warehouse storage management service
18	Shengfeng Logistics (Yunnan) Co., Ltd.	Yunnan, the PRC	January 25, 2016	100%	Transportation and warehouse storage management service
19	Shengfeng Logistics (Guangxi) Co., Ltd.	Guangxi, the PRC	February 1, 2016	100%	Transportation and warehouse storage management service
20	Hubei Shengfeng Logistics Co., Ltd.	Hubei, the PRC	December 15, 2010	100%	Transportation and warehouse storage management service
21	Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd.	Shanghai, the PRC	August 26, 2015	100%	Transportation and warehouse storage management service
22	Shanghai Shengxu Logistics Co., Ltd.	Shanghai, the PRC	June 4, 2003	100%	Transportation and warehouse storage management service
23	Hangzhou Shengfeng Logistics Co., Ltd.	Zhejiang, the PRC	June 10, 2010	100%	Transportation and warehouse storage management service
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
24	Nanjing Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	August 30, 2011	100%	Transportation and warehouse storage management service
25	Suzhou Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	January 14, 2005	90%	Transportation and warehouse storage management service
26	Suzhou Shengfeng Supply Chain Management Co., Ltd.	Jiangsu, the PRC	August 9, 2019	100%	Transportation and warehouse storage management service
27	Shengfeng Supply Chain Management Co., Ltd.	Fujian, the PRC	June 19, 2014	100%	Transportation and warehouse storage management service
28	Fuzhou Shengfeng Transportation Co., Ltd.	Fujian, the PRC	April 18, 2019	100%	Transportation and warehouse storage management service
29	Sichuan Shengfeng Logistics Co., Ltd.	Sichuan, the PRC	June 27, 2019	100%	Transportation and warehouse storage management service
30	Fujian Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 2, 2020	100%	Transportation and warehouse storage management service
31	Fujian Dafengche Information Technology Co. Ltd.	Fujian, the PRC	August 26, 2020	100%	Software engineering
32	Ningde Shengfeng Logistics Co. Ltd.	Fujian, the PRC	November 12, 2018	51%	Transportation and warehouse storage management service
33	Shengfeng Logistics (Zhejiang) Co., Ltd.	Zhejiang, the PRC	February 1, 2021	100%	Transportation and warehouse storage management service
34	Chengdu Shengfeng Supply Chain Management Co., Ltd.	Chengdu, the PRC	October 12, 2021	100%	Supply chain management service
35	Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd.	Fujian, the PRC	September 23, 2022	100%	Supply chain management service
36	Anhui Shengfeng Supply Chain Management Co., Ltd.	Anhui, the PRC	November 29, 2023	100%	Transportation and warehouse storage management service
37	Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd.	Guangdong, the PRC	May 19, 2023	100%	Transportation and supply chain management service
38	Ningbo Shengfeng Supply Chain Co., Ltd.	Zhejiang, the PRC	April 16, 2024	100%	Transportation and warehouse storage management service
39	Qingdao Shengfeng Supply Chain Co., Ltd.	Shandong, the PRC	April 22, 2024	100%	Transportation and warehouse storage management service
40	Zhongshan Shengfeng Supply Chain Management Co., Ltd.	Guangdong, the PRC	May 15, 2024	100%	Transportation and warehouse storage management service
No.	Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
41	Hunan Shengfeng Supply Chain Management Co., Ltd.	Hunan, the PRC	May 23, 2024	100%	Transportation and warehouse storage management service
42	Jiangxi Shengfeng Supply Chain Management Co., Ltd.	Jiangxi, the PRC	May 24, 2024	100%	Transportation and warehouse storage management service
43	Dongguan Shengfeng Supply Chain Management Co., Ltd.	Guangdong, the PRC	July 7, 2024	100%	Transportation and warehouse storage management service
44	Langfang Shengfeng Logistics Co., Ltd.	Hebei, the PRC	August 27, 2024	100%	Transportation and warehouse storage management service
45	Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.	Liaoning, the PRC	October 16, 2024	66%	Transportation and warehouse storage management service
46	Chongqing Tianyu Shengfeng Supply Chain Management Co., Ltd.	Chongqing, the PRC	October 21, 2024	100%	Transportation and supply chain management service
47	Fujian Shengfeng Fulai Low Altitude Comprehensive Service Co., Ltd.	Fujian, the PRC	November 7, 2024	51%	Transportation and cargo packaging service
48	Fujian Shengfeng Zhuoyue Shipping Engineering Technology Co., Ltd.	Fujian, the PRC	December 9, 2024	51%	Technical services and development
49	Zhangzhou Shengfeng Logistics Co., Ltd.	Fujian, the PRC	May 14, 2025	100%	Transportation and warehouse storage management service
50	Luoyang Shengfeng Supply Chain Management Co., Ltd.	Luoyang, the PRC	August 1, 2025	100%	Transportation and warehouse storage management service
51	Heilongjiang Shengfeng Supply Chain Management Co., Ltd.	Heilongjiang, the PRC	September 26, 2025	100%	Transportation and warehouse storage management service
	Significant subsidiaries of Tianyu:
52	Yichun Shengfeng Logistics Co., Ltd.	Jiangxi, the PRC	December 1, 2022	100%	Transportation and warehouse storage management service
53	Hubei Tianyu Shengfeng Logistics Co., Ltd.	Hubei, the PRC	November 14, 2023	100%	Transportation and supply chain management service